RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Impairment Restructuring And Others [Abstract]
Restructuring expenses	$ 58	$ 41
Impairment of long-lived assets	1	15
Legal Settlements Loss Contingencies Impariments Other Expenses	(2)	2
Impairment And Restructuring	$ 57	$ 58